SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Allocation of net income	$ (537,019)	$ (69,258)	$ (3,606,378)	$ 3,873,480	$ 3,831,570	$ 2,582,508
Weighted average shares outstanding, basic	7,765,144	8,991,229	8,405,035	18,979,179	16,461,668	24,496,575
Weighted average shares outstanding, diluted	7,765,144	8,991,229	8,405,035	18,979,179	16,461,668	24,496,575
Basic net income per share	$ (0.07)	$ (0.01)	$ (0.43)	$ 0.20	$ 0.23	$ 0.11
Diluted net income per share	$ (0.07)	$ (0.01)	$ (0.43)	$ 0.20	$ 0.23	$ 0.11
Common Class B [Member]
Allocation of net income				$ 741,512	$ 632,509	$ 757,730
Weighted average shares outstanding, basic				3,633,242	2,717,466	7,187,500
Weighted average shares outstanding, diluted				3,633,242	2,717,466	7,187,500
Basic net income per share				$ 0.20	$ 0.23	$ 0.11
Diluted net income per share				$ 0.20	$ 0.23	$ 0.11